Balance Sheet - USD ($)	Sep. 30, 2018	Jun. 30, 2018	May 14, 2018
Current assets:
Cash and cash equivalents	$ 213,357	$ 334,650	$ 0
Total current assets	213,357	334,650
Investment in joint venture	226,492	150,000	$ 0
Total Assets	439,849	484,650
Current liabilities:
Accounts payable and accrued liabilities	298	12,800
Total current liabilities	298	12,800
Total liabilities	298	12,800
Preferred stock	0	0
Common stock	889	889
Additional paid-in capital	655,836	655,836
Stock subscription receivable	0	(142,500)
Accumulated deficit	(217,174)	(42,375)
Total stockholders' equity	439,551	471,850
Total Liabilities and Stockholders' Equity	$ 439,849	$ 484,650